EQUITY - Preferred shares (Details) - USD ($)		1 Months Ended
	Apr. 08, 2021	Mar. 31, 2021	Apr. 30, 2019	Dec. 31, 2021	Aug. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Conversion price					$ 3.00
Preferred shares, issued				0		6,000
Kaixin Auto Holdings [Member]
Class of Stock [Line Items]
Total amount of investment agreed		$ 6,000
Number of ordinary shares consisted by units			2,000,000
Preferred shares, issued	6,000
Proceeds from investment in convertible preferred shares	$ 6,000